Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Dermata Therapeutics, Inc.
Entity Central Index Key	0001853816
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-3218736
Entity Address Address Line 1	3525 Del Mar Heights Rd
Entity Address Address Line 2	322
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	858
Local Phone Number	800-2543